091-07923fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

RECEIVED
2010 MAR -8 PM 4:12
SEC / TM

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| OMB Number: | 3235-0504 |
| Expires: | August 31, 2010 |
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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM** [redacted]

10046550

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   Russell 3000 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   TWQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   domestic stock exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date: March 2, 2010

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAR 8 2010 |

{W1216645.1}SEC 2449 (6-01)

NSX National Stock℠ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

RECEIVED
2010 MAR -8 PM 4:11
SEC / TM

March 2, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. BEJ
2. BGI
3. SOM
4. BZZ
5. BLM
6. BUW
7. BLZ
8. BUN
9. RPX
10. RWG
11. RPQ
12. RFF
13. STPZ
14. TIPZ
15. TWQ
16. TUZ
17. UDOW
18. SDOW
19. UMDD
20. SMDD
21. URTY
22. SRTY
23. VNOD

If you have any questions on the enclosed materials, please contact Sheila Vlach at (312) 786-8155.

Very truly yours

James C. Yong

Encls.

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAR 8 2010 |

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com